Income Taxes - Components of Income (Loss) Before Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
U.S.	$ (2,672)	$ 637	$ (7,696)
Loss before taxes on income	(5,995)	(3,143)	(17,054)
Israel [Member]
Income Tax Disclosure [Line Items]
Israel	(3,323)	(3,780)	(9,358)
Australia
Income Tax Disclosure [Line Items]
Israel	$ 0	$ 0	$ 0